Vanguard Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (96.2%)
Diversified REITs (3.4%)
WP Carey Inc.	1,052,093	65,872
VEREIT Inc.	6,581,301	40,804
STORE Capital Corp. Class A	1,417,487	36,429
PS Business Parks Inc.	125,695	14,333
Colony Capital Inc.	2,937,133	10,456
Essential Properties Realty Trust Inc.	561,783	9,281
Washington REIT	501,818	8,772
Global Net Lease Inc.	546,131	7,772
American Assets Trust Inc.	311,795	6,526
iStar Inc.	466,806	5,508
Alexander & Baldwin Inc.	419,470	5,390
Empire State Realty Trust Inc. Class A	904,788	4,868
Gladstone Commercial Corp.	206,851	3,361
Armada Hoffler Properties Inc.	344,517	3,104
One Liberty Properties Inc.	100,588	1,552
		224,028
Health Care REITs (8.5%)
Welltower Inc.	2,547,343	136,971
Ventas Inc.	2,276,391	89,849
Healthpeak Properties Inc.	3,284,290	88,577
Medical Properties Trust Inc.	3,223,856	57,449
Omega Healthcare Investors Inc.	1,385,016	39,902
Healthcare Trust of America Inc. Class A	1,334,063	32,418
Healthcare Realty Trust Inc.	823,160	22,884
Physicians Realty Trust	1,235,708	20,834
Sabra Health Care REIT Inc.	1,254,694	16,512
National Health Investors Inc.	272,231	15,259
CareTrust REIT Inc.	584,449	9,994
LTC Properties Inc.	239,389	7,902
Community Healthcare Trust Inc.	128,431	5,946
Universal Health Realty Income Trust	79,839	4,269
Diversified Healthcare Trust	1,452,443	4,205
Global Medical REIT Inc.	260,678	3,240
New Senior Investment Group Inc.	507,056	1,983
		558,194
Hotel & Resort REITs (2.5%)
Host Hotels & Resorts Inc.	4,302,249	45,088
MGM Growth Properties LLC Class A	801,737	21,206
Park Hotels & Resorts Inc.	1,437,744	14,277
Apple Hospitality REIT Inc.	1,293,881	12,809
Ryman Hospitality Properties Inc.	318,608	12,696

	Shares	Market Value ($000)
Sunstone Hotel Investors Inc.	1,314,681	9,755
Pebblebrook Hotel Trust	797,249	9,551
RLJ Lodging Trust	1,007,315	8,240
Service Properties Trust	1,004,765	7,244
DiamondRock Hospitality Co.	1,214,808	6,001
Xenia Hotels & Resorts Inc.	692,263	5,704
Summit Hotel Properties Inc.	644,061	3,401
Chatham Lodging Trust	287,451	2,113
CorePoint Lodging Inc.	247,002	1,181
Hersha Hospitality Trust Class A	211,145	1,035
Braemar Hotels & Resorts Inc.	181,226	438
Ashford Hospitality Trust Inc.	58,737	76
		160,815
Industrial REITs (11.8%)
Prologis Inc.	4,506,497	447,044
Duke Realty Corp.	2,247,556	85,385
Americold Realty Trust	1,222,340	44,285
Rexford Industrial Realty Inc.	748,975	34,797
EastGroup Properties Inc.	238,300	31,713
First Industrial Realty Trust Inc.	776,159	30,899
STAG Industrial Inc.	907,489	28,241
Terreno Realty Corp.	412,934	23,240
Lexington Realty Trust	1,672,276	16,606
Innovative Industrial Properties Inc.	130,005	15,162
Monmouth Real Estate Investment Corp.	567,629	7,862
Industrial Logistics Properties Trust	397,849	7,631
		772,865
Office REITs (6.9%)
Alexandria Real Estate Equities Inc.	769,923	116,659
Boston Properties Inc.	900,783	65,226
Vornado Realty Trust	990,945	30,452
Kilroy Realty Corp.	631,665	29,739
Douglas Emmett Inc.	1,016,471	23,989
Cousins Properties Inc.	906,316	23,093
SL Green Realty Corp.	467,096	19,996
Equity Commonwealth	741,454	19,589
Highwoods Properties Inc.	633,828	18,869
Hudson Pacific Properties Inc.	935,456	18,017
JBG SMITH Properties	733,791	17,134
Corporate Office Properties Trust	683,926	15,340
Easterly Government Properties Inc.	458,667	9,586
Brandywine Realty Trust	1,039,347	9,105
Piedmont Office Realty Trust Inc. Class A	767,548	8,765
Columbia Property Trust Inc.	698,748	7,393
Paramount Group Inc.	1,081,107	6,249
Mack-Cali Realty Corp.	551,998	6,066
Office Properties Income Trust	293,862	5,410
Franklin Street Properties Corp.	655,103	2,751
City Office REIT Inc.	290,919	1,839
		455,267
Residential REITs (13.2%)
AvalonBay Communities Inc.	858,691	119,470
Equity Residential	2,270,637	106,675
Invitation Homes Inc.	3,317,654	90,439
Sun Communities Inc.	599,584	82,521
Essex Property Trust Inc.	399,108	81,654
Mid-America Apartment Communities Inc.	697,645	81,366

		Shares	Market Value ($000)
	Equity LifeStyle Properties Inc.	1,055,841	62,495
	UDR Inc.	1,799,363	56,212
	Camden Property Trust	594,144	54,804
	American Homes 4 Rent Class A	1,649,321	46,626
	American Campus Communities Inc.	839,304	31,440
	Apartment Investment & Management Co. Class A	907,914	28,962
	Independence Realty Trust Inc.	577,349	7,015
	NexPoint Residential Trust Inc.	118,676	5,260
	Investors Real Estate Trust	74,258	5,006
	Front Yard Residential Corp.	313,466	4,197
	UMH Properties Inc.	226,407	3,086
	Preferred Apartment Communities Inc. Class A	293,017	1,582
			868,810
Retail REITs (7.9%)
	Realty Income Corp.	2,095,362	121,238
	Simon Property Group Inc.	1,865,579	117,177
	Regency Centers Corp.	1,035,631	36,858
	National Retail Properties Inc.	1,049,955	33,609
	Federal Realty Investment Trust	438,255	30,143
	Kimco Realty Corp.	2,638,466	27,071
	Agree Realty Corp.	328,545	20,393
	Brixmor Property Group Inc.	1,808,946	19,826
	Spirit Realty Capital Inc.	628,158	18,876
	Taubman Centers Inc.	375,784	12,559
	Weingarten Realty Investors	745,725	11,827
	Retail Opportunity Investments Corp.	710,559	6,914
	Retail Properties of America Inc. Class A	1,307,478	6,851
	Urban Edge Properties	710,014	6,674
	SITE Centers Corp.	941,626	6,412
	Getty Realty Corp.	214,656	5,641
	Kite Realty Group Trust	513,197	5,317
	Acadia Realty Trust	525,346	4,901
[1]	Macerich Co.	648,459	4,513
	American Finance Trust Inc. Class A	660,484	3,808
[1]	Tanger Factory Outlet Centers Inc.	569,070	3,522
	Alexander's Inc.	14,005	3,406
*,1	Seritage Growth Properties Class A	223,778	2,849
	RPT Realty	492,199	2,407
	Saul Centers Inc.	85,061	2,105
	Urstadt Biddle Properties Inc. Class A	181,825	1,729
	Whitestone REIT	229,556	1,368
	Retail Value Inc.	102,173	1,277
[1]	Washington Prime Group Inc.	1,141,086	668
	Cedar Realty Trust Inc.	539,698	513
[1]	Pennsylvania REIT	400,198	200
*,2	Spirit MTA REIT	257,871	198
			520,850
Specialized REITs (42.0%)
	American Tower Corp.	2,704,877	621,175
	Crown Castle International Corp.	2,542,831	397,190
	Equinix Inc.	540,072	394,922
	Digital Realty Trust Inc.	1,562,134	225,416
	Public Storage	959,854	219,874
	SBA Communications Corp. Class A	681,079	197,765
	Weyerhaeuser Co.	4,553,040	124,253
	Extra Space Storage Inc.	787,591	91,321
	VICI Properties Inc.	2,858,837	65,610

		Shares	Market Value ($000)
	CyrusOne Inc.	702,902	49,941
	Gaming & Leisure Properties Inc.	1,286,922	46,780
	Iron Mountain Inc.	1,756,954	45,786
	CubeSmart	1,181,698	40,095
	Life Storage Inc.	286,237	32,674
	Lamar Advertising Co. Class A	526,891	32,646
	CoreSite Realty Corp.	231,317	27,610
	QTS Realty Trust Inc. Class A	367,638	22,614
	Rayonier Inc.	831,670	21,108
	PotlatchDeltic Corp.	408,593	16,977
	National Storage Affiliates Trust	415,732	14,089
	Outfront Media Inc.	880,597	11,545
	EPR Properties	472,867	11,273
	Four Corners Property Trust Inc.	429,253	10,877
	Uniti Group Inc.	1,125,594	9,928
	GEO Group Inc.	741,325	6,568
	Safehold Inc.	77,927	5,363
	CoreCivic Inc.	728,896	4,672
	CatchMark Timber Trust Inc. Class A	297,580	2,586
	Jernigan Capital Inc.	142,204	2,459
	CorEnergy Infrastructure Trust Inc.	82,547	386
			2,753,503
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,528,004)			6,314,332
Real Estate Management & Development (3.6%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	197,949	5,352
	RMR Group Inc. Class A	93,459	2,492
*	Tejon Ranch Co.	136,121	1,866
*	Five Point Holdings LLC Class A	314,016	1,316
			11,026
Real Estate Development (0.3%)
*	Howard Hughes Corp.	251,313	15,629
*	Forestar Group Inc.	102,966	1,714
			17,343
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	787,928	10,385
Real Estate Services (3.0%)
*	CBRE Group Inc. Class A	2,045,125	103,074
	Jones Lang LaSalle Inc.	315,095	35,561
*	Redfin Corp.	571,033	23,852
*	Cushman & Wakefield plc	671,997	7,876
*	Realogy Holdings Corp.	704,578	7,863
*	eXp World Holdings Inc.	162,489	6,888
*	Marcus & Millichap Inc.	143,813	4,491
	Newmark Group Inc. Class A	907,644	4,298
	RE/MAX Holdings Inc. Class A	110,446	3,572
*	Altisource Portfolio Solutions SA	32,956	367
			197,842
Total Real Estate Management & Development (Cost $275,075)			236,596

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $17,076)	0.112%	170,803	17,080
Total Investments (100.1%) (Cost $6,820,155)				6,568,008
Other Assets and Liabilities-Net (-0.1%)				(6,225)
Net Assets (100%)				6,561,783
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,444,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,356,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	11,750	(0.147)	—	(928)
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2020.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,550,730	—	198	6,550,928
Temporary Cash Investments	17,080	—	—	17,080
Total	6,567,810	—	198	6,568,008

Derivative Financial Instruments
Liabilities
Swap Contracts	—	928	—	928